Revenue	12 Months Ended
Jun. 30, 2026
Disclosure Revenue Abstract
Revenue

4.	Revenue

	2026	2026	2025
	US$	S$	S$

Type of service
Rendering of services - Medical services	12,808,828	16,441,770	11,319,944
	12,808,828	16,441,770	11,319,944

Timing of transfer of service
At a point in time	12,808,828	16,441,770	11,319,944
	12,808,828	16,441,770	11,319,944